Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Total loss for the period	$ (10,931)	$ (8,053)	$ (11,408)	$ (23,115)
Non-cash elements included in net loss:
Depreciation	7	7	9	10
Change in financial instrument fair value	189	2,501	2,719
Warrants expense			540	2,159
Unrealized loss (gain) on available-for-sale investments	6	13	11	(28)
Impairment of equipment				112
Accretion of convertible debt	85	57	81
Deferred taxes				(2,755)
Foreign exchange (gain) loss	157	(236)	(247)	183
Other non-cash items			(587)
Share-based compensation	862	643	1,049	2,506
Subtotal	(9,625)	(5,068)	(7,833)	(20,928)
Change in non-cash working capital items:
Receivables		8	8	25
Prepaid expenses	37	147	(63)	(39)
Accounts payable and accrued liabilities	571	(4,155)	(3,086)	3,625
Net cash used in operating activities	(9,017)	(9,068)	(10,974)	(17,317)
CASH FLOWS FROM INVESTING ACTIVITIES
Restricted cash funding	(265)
Deposits				(14)
Acquisition of equipment		(4)	(4)	(27)
Net cash used in investing activities	(265)	(4)	(4)	(41)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	5,673	5,773	9,993	13,979
Share issue costs	(66)	(95)	(151)	(521)
Issuance of convertible debt, net of issuance costs	1,000	5,060	5,060
Related party debt draws	175	600	600	1,500
Related party debt repayment		(1,100)	(1,100)
Net cash provided by financing activities	6,782	10,238	14,402	14,958
Exchange rate effect on cash	(42)	228	235	345
Change in cash during the period	(2,542)	1,394	3,659	(2,055)
Cash, beginning of period	4,412	753	753	2,808
Cash, end of period	1,870	2,147	4,412	753
Supplemental cash flow information:
Amounts paid for interest	48	128	144
Amounts paid for income taxes
Non-cash financing transaction	$ 2,212		$ 638